Impairments - Summary of Impairment Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 563,200	$ 563,200
Indefinite-lived trademark			$ 78,700
Definite-lived intangible assets	13,845	107,400
Property and equipment	$ 50
Hoya Intermediate, LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill		377,101
Indefinite-lived trademark		78,734
Definite-lived intangible assets		107,365
Property and equipment		3,670
Personal seat licenses		6,968
Total impairment charges		$ 573,838